Property, plant and equipment (Tables)	12 Months Ended
Jun. 30, 2018
Property, plant and equipment..
Schedule of detailed information about property, plant and equipment

		Building	Plant,
		and	equipment	Mineral
	Land	improvements	and vehicles	assets	Total
for the year ended 30 June	Rm	Rm	Rm	Rm	Rm
Carrying amount at 30 June 2017	1 357	7 851	117 699	31 866	158 773
Additions	5	367	6 327	293	6 992
to sustain existing operations	5	29	4 279	293	4 606
to expand operations	—	338	2 048	—	2 386
Net reclassification from/(to) other assets	3	(171)	169	(1)	—
Reduction in rehabilitation provisions capitalised (note 31)	—	(2)	(85)	(874)	(961)
Disposal of business	—	—	(24)	—	(24)
Projects capitalised	1 268	928	19 990	3 130	25 316
Reclassification (to)/from held for sale	15	(6)	(50)	—	(41)
Translation of foreign operations	113	151	1 512	(137)	1 639
Disposals and scrapping	(17)	(9)	(428)	(113)	(567)
Current year depreciation charge	—	(572)	(12 445)	(3 030)	(16 047)
Net impairment of property, plant and equipment	—	—	(5 329)	(2 294)	(7 623)

Carrying amount at 30 June 2018	2 744	8 537	127 336	28 840	167 457

		Building	Plant,
		and	equipment	Mineral
	Land	improvements	and vehicles	assets	Total
for the year ended 30 June	Rm	Rm	Rm	Rm	Rm
Carrying amount at 30 June 2016	1 329	6 522	113 274	33 929	155 054
Additions	—	349	705	58	1 112
to sustain existing operations	—	26	528	69	623
to expand operations	—	323	177	(11)	489
Net reclassification from/(to) other assets	—	46	(9)	2	39
Reduction in rehabilitation provisions capitalised (note 31)	—	(18)	(94)	(1 288)	(1 400)
Disposal of business	—	(10)	(43)	—	(53)
Projects capitalised	—	1 631	18 106	3 696	23 433
Reclassification from held for sale	514	1	—	—	515
Translation of foreign operations	(58)	(172)	(2 064)	(897)	(3 191)
Disposals and scrapping	(362)	(16)	(363)	(42)	(783)
Current year depreciation charge	—	(500)	(11 521)	(3 789)	(15 810)
Net impairment of property, plant and equipment	(66)	18	(292)	197	(143)

Carrying amount at 30 June 2017	1 357	7 851	117 699	31 866	158 773

		Building	Plant,
		and	equipment	Mineral
	Land	improvements	and vehicles	assets	Total
for the year ended 30 June	Rm	Rm	Rm	Rm	Rm
2018
Cost	3 036	15 652	239 262	70 386	328 336
Accumulated depreciation and impairment	(292)	(7 115)	(111 926)	(41 546)	(160 879)

	2 744	8 537	127 336	28 840	167 457

2017
Cost	1 630	14 231	215 017	67 880	298 758
Accumulated depreciation and impairment	(273)	(6 380)	(97 318)	(36 014)	(139 985)

	1 357	7 851	117 699	31 866	158 773

2016
Cost	1 559	12 846	207 102	70 143	291 650
Accumulated depreciation and impairment	(230)	(6 324)	(93 828)	(36 214)	(136 596)

	1 329	6 522	113 274	33 929	155 054

	2018	2017
	Rm	Rm
Business segmentation
 Mining	22 584	21 715
 Exploration and Production International	7 646	11 765
 Energy	47 743	42 238
 Base Chemicals	42 347	38 215
 Performance Chemicals	43 801	41 367
 Group Functions	3 336	3 473

Total operations	167 457	158 773

	2018	2017	2016
for the year ended 30 June	Rm	Rm	Rm
Additions to property, plant and equipment (cash flow)
Current year additions*	6 992	1 112	6 545
Adjustments for non-cash items	(6 278)	(722)	(2 241)
movement in environmental provisions capitalised	(178)	(324)	(1 282)
movement in long-term debt*	(6 100)	—	(821)
other non-cash movements	—	(398)	(138)

Per the statement of cash flows	714	390	4 304

*

Additions to the current year include the Air Separation Unit at SSO R3,4 billion and the Lake Charles Chemical Project rail yard and wash bay leases of R1,8 billion that commenced during this year. In 2016, additions includes R4 160 million in respect of an agreement concluded with our Canadian shale gas partner, Progress Energy, to settle the outstanding funding commitment. R3 339 million was settled in 2016, with the remaining CAD75 million (R780 million) settled on 3 July 2018.

Schedule of recognised finance lease as assets by lessee

	2018	2017
for the year ended 30 June	Rm	Rm
Leased assets
Carrying value of capitalised leased assets (included in plant, equipment and vehicles)	7 547	2 060
cost	9 116	3 182
accumulated depreciation	(1 569)	(1 122)

Schedule of capital commitments (excluding equity accounted investments)

Capital commitments (excluding equity accounted investments)

Capital commitments, excluding capitalised interest, include all projects for which specific board approval has been obtained. Projects still under investigation for which specific board approvals have not yet been obtained are excluded from the following:

Authorised and contracted for	179 172	154 739
Authorised but not yet contracted for	40 687	61 673
Less expenditure to the end of year	(156 583)	(125 676)

	63 276	90 736

to sustain existing operations	26 925	23 850
to expand operations	36 351	66 886
Estimated expenditure
Within one year	38 150	59 236
One to five years	25 126	31 500

	63 276	90 736

Business segmentation
 Mining	2 640	3 099
 Exploration and Production International	18 811	19 431
 Energy	10 466	10 327
 Base Chemicals	16 857	29 722
 Performance Chemicals	14 148	27 396
 Group Functions	354	761

Total operations	63 276	90 736

Significant capital commitments at 30 June comprise of:

			2018	2017
Project	Project location	Business segment	Rm	Rm
Lake Charles Chemicals Project	United States	Base and Performance Chemicals	15 433	46 051
Mozambique exploration and development	Mozambique	Exploration and Production International	17 108	18 883
Sixth fine ash dam	Secunda	Energy	3 720	5 072
Shutdown and major statutory maintenance	Various	Energy, Base and Performance Chemicals	6 172	5 144
Renewal projects	Secunda	Energy, Base and Performance Chemicals	3 060	2 242
China Ethoxylation plant	China	Performance Chemicals	577	1 109
Air Liquide - air separation unit	Secunda	Energy, Base and Performance Chemicals	470	886
Refurbishment of equipment	Secunda	Mining	445	359
Mine geographical expansions	Secunda	Mining	426	331
Impumelelo Colliery to maintain Brandspruit Colliery operation	Secunda	Mining	357	622
High-density polyethylene plant	United States	Base Chemicals	—	622
Shondoni Colliery to maintain Middelbult Colliery operation	Secunda	Mining	79	557
Canadian shale gas asset	Canada	Exploration and Production International	73	237
Coal tar filtration east and west project	Secunda	Energy, Base and Performance Chemicals	779	706
Other capital commitments	Various	Various	14 577	7 915

			63 276	90 736

Schedule of depreciation and amortisation expense

Buildings and improvements	1 – 17%
Retail convenience centres	3 – 5%
Plant	2 – 50%
Equipment	3 – 67%
Vehicles	5 – 33%
Mineral assets	Units of production over life of related reserve base
Life-of-mine coal assets	Units of production over life of related reserve base